Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 108,306,099	¥ 101,101,071
Less: Accumulated amortization	(25,183,127)	(12,157,392)
Intangible assets, net	83,122,972	88,943,679
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	96,129,761	96,129,761
Computer Software
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 12,176,338	¥ 4,971,310